UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

FORM N-Q

JUNE 30, 2014

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited)	June 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 94.9%
Alabama - 0.4%
Clarke & Mobile County, AL, Gas District, Gas Revenue, AMBAC	5.250%	1/1/24	$1,935,000	$2,024,455	(a)
Jefferson County, AL, Sewer Revenue	5.000%	10/1/22	2,000,000	2,252,800
Jefferson County, AL, Sewer Revenue, Warrants	5.000%	10/1/23	4,000,000	4,490,360

Total Alabama				8,767,615

Arizona - 0.2%
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, Junior Lien	5.000%	7/1/27	4,000,000	4,758,720

California - 15.2%
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	0.760%	10/1/19	10,000,000	10,059,100	(b)(c)
San Francisco Bay Area	0.960%	5/1/23	37,000,000	36,844,230	(b)(c)
San Francisco Bay Area	1.160%	4/1/24	10,000,000	10,056,600	(b)(c)
California Health Facilities Financing Authority Revenue, Stanford Hospital	5.000%	11/15/25	27,465,000	31,136,521
California State Economic Recovery, GO	5.000%	7/1/20	35,000,000	41,335,700	(d)
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	8,190,000	8,792,047	(e)(f)
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	3,665,000	3,808,375	(f)
California State Public Works Board, Lease Revenue:
Department of Corrections	5.250%	9/1/16	4,245,000	4,261,598
Various Capital Projects	5.250%	10/1/25	4,000,000	4,646,920
Various Capital Projects	5.250%	10/1/26	4,385,000	5,059,939
Various Capital Projects	5.000%	10/1/27	5,180,000	5,889,556
California Statewide CDA Revenue, John Muir Health	5.000%	7/1/29	6,660,000	7,358,101
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.600%	1/15/36	9,000,000	8,966,340
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.250%	11/15/23	3,975,000	4,550,222
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	7,250,000	8,279,645
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	19,900,000	25,024,051
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/27	10,000,000	11,052,800
Northern, CA, Power Agency Revenue	5.000%	7/1/21	1,575,000	1,828,591
Northern, CA, Power Agency Revenue:
Lodi Energy Center	5.000%	6/1/19	2,000,000	2,319,920
Lodi Energy Center	5.000%	6/1/20	2,000,000	2,343,860
Lodi Energy Center	5.000%	6/1/25	15,805,000	17,975,659
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	10,592,800
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/26	4,700,000	5,705,706
Sacramento, CA, Cogeneration Authority Project Revenue:
Procter & Gamble Project	5.000%	7/1/18	800,000	901,208
Procter & Gamble Project	5.000%	7/1/19	900,000	1,025,433
Procter & Gamble Project	5.250%	7/1/20	1,250,000	1,444,775
Procter & Gamble Project	5.250%	7/1/21	1,000,000	1,167,090
San Bernardino County, CA, COP:
Arrowhead Project	5.500%	8/1/21	11,855,000	13,324,190
Arrowhead Project	5.000%	8/1/22	8,755,000	9,513,621
Arrowhead Project	5.125%	8/1/24	10,000,000	10,778,600
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	42,250,000	47,614,483
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1	5.250%	11/1/26	2,000,000	2,317,460

Total California				355,975,141

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - 3.4%
Colorado Health Facilities Authority Revenue:
Sisters of Charity Leavenworth Health System Inc.	5.250%	1/1/25	$12,735,000	$14,635,317
Sisters of Charity Leavenworth Health System Inc.	5.000%	1/1/30	13,500,000	15,112,170
E-470 Public Highway Authority Revenue, CO	5.250%	9/1/25	7,105,000	7,821,468
E-470 Public Highway Authority Revenue, CO	5.375%	9/1/26	3,000,000	3,305,670
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	14,210,000	17,280,497
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.250%	11/15/28	8,000,000	9,853,040
Regional Transportation District, CO, COP	5.000%	6/1/25	10,000,000	10,973,500

Total Colorado				78,981,662

Connecticut - 0.6%
Connecticut State, GO	0.710%	9/15/17	7,000,000	7,047,880	(b)(c)
Connecticut State, GO	0.830%	9/15/18	3,000,000	3,045,180	(b)
Connecticut State, GO	0.980%	9/15/19	4,000,000	4,083,000	(b)

Total Connecticut				14,176,060

Florida - 6.7%
Broward County, FL, Airport System Revenue	5.000%	10/1/24	3,000,000	3,394,740
Broward County, FL, Airport System Revenue	5.375%	10/1/29	12,000,000	13,704,360
Citizens Property Insurance Corp., FL	5.000%	6/1/16	25,000,000	27,147,000
Citizens Property Insurance Corp., FL	5.375%	6/1/16	20,000,000	21,860,200
Citizens Property Insurance Corp., FL	5.250%	6/1/17	5,000,000	5,634,300
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/22	1,860,000	2,076,616
Florida State Municipal Loan Council Revenue, NATL	5.250%	11/1/16	265,000	265,914
Jacksonville Beach, FL, Utility Revenue	7.900%	10/1/14	355,000	361,720	(g)
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/25	4,750,000	5,484,113
Killarney, FL, Community Development District Special Assessment Revenue	5.125%	5/1/09	440,000	198,000	(h)
Lee County, FL, Airport Revenue:
Assured Guaranty	5.000%	10/1/21	12,245,000	13,817,258	(e)
Assured Guaranty	5.000%	10/1/22	8,000,000	8,941,120	(e)
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.500%	10/1/27	3,000,000	3,421,200	(e)
Miami International Airport	5.000%	10/1/29	5,000,000	5,414,250
Miami-Dade County, FL, Expressway Authority Toll System Revenue, Assured Guaranty	3.000%	7/1/16	1,205,000	1,260,779
Miami-Dade County, FL, School Board, COP	5.000%	2/1/24	8,000,000	8,805,280
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc.	5.250%	10/1/21	6,935,000	8,010,480
Orlando Health Inc.	5.250%	10/1/22	7,095,000	8,153,503
Orlando Health Inc.	5.125%	10/1/26	4,050,000	4,466,664
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/24	3,500,000	4,088,560
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/25	3,350,000	3,896,854
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/27	1,155,000	1,337,259
South Broward, FL, Hospital District Revenue	5.000%	5/1/28	5,920,000	6,411,774
Sterling Hill, FL, Community Development District	5.500%	11/1/10	610,000	384,300	(h)

Total Florida				158,536,244

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - 2.8%
Atlanta & Fulton County, GA, Recreational Authority Revenue:
Zoo	5.000%	12/1/19	$1,770,000	$2,000,472
Zoo	5.000%	12/1/20	1,860,000	2,098,842
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	5,465,000	6,675,716
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/24	15,885,000	19,313,618
Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp.	7.000%	1/1/23	5,000,000	5,753,850
De Kalb County, GA, Water & Sewer Revenue	5.250%	10/1/26	2,500,000	2,911,450
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.000%	7/1/29	6,000,000	6,983,280
Georgia State Higher EFA Revenue, USG Real Estate Foundation II LLC Project	5.375%	6/15/29	3,000,000	3,344,430
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/18	5,000,000	5,520,950
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/21	7,110,000	8,022,213
Main Street Natural Gas Inc., GA, Gas Revenue	5.250%	9/15/19	1,500,000	1,698,345
Milledgeville & Baldwin County, GA, Development Authority Revenue, Georgia College & State University Foundation	5.500%	9/1/24	1,000,000	1,018,610	(a)
Savannah, GA, Downtown Authority Revenue, Refunding, Chatham County Projects, NATL	5.000%	1/1/19	660,000	700,894

Total Georgia				66,042,670

Illinois - 2.0%
Chicago, IL, O’Hare International Airport Revenue	5.250%	1/1/19	5,625,000	6,493,444	(e)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/22	4,000,000	4,637,600
Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project	7.100%	12/1/15	1,360,000	1,401,140	(g)
Illinois Finance Authority Revenue:
AGM	5.250%	1/1/22	2,000,000	2,146,060
Edward Hospital, AMBAC	6.000%	2/1/28	1,000,000	1,095,330
Memorial Health System	5.250%	4/1/29	11,000,000	11,764,720
Rush University Medical Center	6.375%	11/1/29	3,000,000	3,435,780
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	5.000%	6/15/18	5,000,000	5,530,350
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	5.000%	12/15/18	4,000,000	4,334,160
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	5.000%	6/15/19	4,000,000	4,176,240	(d)
Illinois State Unemployment Insurance Fund, Building Receipts Revenue	5.000%	12/15/19	1,500,000	1,566,090

Total Illinois				46,580,914

Indiana - 3.3%
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.375%	1/1/25	4,000,000	4,529,680
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/26	5,480,000	6,217,170
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/27	3,460,000	3,906,513

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - 3.3% (continued)
Indiana State Finance Authority Revenue, Trinity Health Credit Group	5.000%	12/1/28	$5,000,000	$5,672,700
Indiana State Finance Authority, Environmental Revenue, U.S. Steel Corp.	6.000%	12/1/19	12,000,000	13,101,960
Indiana State Toll Road Commission, Toll Road Revenue	9.000%	1/1/15	995,000	1,038,253	(g)
Indianapolis, IN, Thermal Energy System, Multi-Mode	5.000%	10/1/23	19,625,000	21,696,811
Jasper County, IN, PCR:
Northern Indiana Public Service, AMBAC	5.700%	7/1/17	5,000,000	5,515,150
Northern Indiana Public Service, NATL	5.850%	4/1/19	3,000,000	3,429,540
North Manchester, IN, EDR:
Peabody Retirement Community Project	1.000%	12/1/45	894,164	17,883
Peabody Retirement Community Project	5.130%	12/1/45	1,038,384	737,917	(b)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	5.875%	1/1/24	1,500,000	1,670,205	(e)
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc.	5.250%	1/1/21	8,000,000	9,511,760

Total Indiana				77,045,542

Iowa - 2.4%
Iowa Finance Authority Health Care Facilities Revenue:
Genesis Health Systems	5.000%	7/1/18	2,775,000	3,173,407
Genesis Health Systems	5.000%	7/1/19	4,075,000	4,716,283
Genesis Health Systems	5.000%	7/1/20	2,500,000	2,907,875
Genesis Health Systems	5.000%	7/1/21	4,170,000	4,729,614
Iowa Finance Authority Health Facilities Revenue:
Central Iowa Health System, Assured Guaranty	5.000%	2/15/17	1,600,000	1,778,064
Central Iowa Health System, Assured Guaranty	5.000%	2/15/18	1,350,000	1,534,612
Central Iowa Health System, Assured Guaranty	5.000%	2/15/19	1,000,000	1,153,600
Iowa Health System, Assured Guaranty	5.000%	8/15/17	1,000,000	1,128,360
Iowa Health System, Assured Guaranty	5.000%	8/15/18	1,350,000	1,552,500
Iowa Health System, Assured Guaranty	5.000%	8/15/19	1,150,000	1,336,427
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	14,525,000	15,224,960
Iowa Fertilizer Co. Project	5.250%	12/1/25	17,290,000	18,134,616

Total Iowa				57,370,318

Kansas - 0.1%
Kansas State Development Finance Authority Revenue, Sisters Leavenworth	5.250%	1/1/25	3,000,000	3,447,660

Kentucky - 0.1%
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health System Inc.	5.250%	6/1/23	1,835,000	2,040,263

Louisiana - 0.8%
East Baton Rouge, LA, Parish Park & Recreation District, GO, AGM	5.000%	5/1/20	500,000	520,055	(a)
Louisiana State Citizens Property Insurance Corp., Assessment Revenue	5.625%	6/1/21	1,830,000	2,095,423
Louisiana State Citizens Property Insurance Corp., Assessment Revenue	5.875%	6/1/23	4,435,000	5,112,668
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue, Valero Refining-New Orleans LLC	4.000%	6/1/22	10,000,000	10,692,100	(b)(c)

Total Louisiana				18,420,246

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland - 1.0%
Anne Arundel County, MD, GO, Consolidated Solid Waste Projects	5.300%	2/1/17	$450,000	$451,760	(e)
Maryland State EDC, EDR:
Term Project	5.375%	6/1/25	5,055,000	5,475,576
Transportation Facilities Project	5.125%	6/1/20	5,000,000	5,397,050
Transportation Facilities Project	5.375%	6/1/25	7,500,000	8,124,000
Maryland State Health & Higher EFA Revenue:
Refunding, Medstar Health	5.750%	8/15/14	500,000	503,290
Washington County Hospital	6.000%	1/1/28	4,000,000	4,201,240

Total Maryland				24,152,916

Massachusetts - 1.2%
Massachusetts State HEFA Revenue:
Cape Cod Healthcare Obligation Inc., AGM	6.000%	11/15/28	1,500,000	1,726,290
Caregroup Inc.	5.375%	7/1/23	3,500,000	3,907,085
Caregroup Inc.	5.375%	7/1/24	5,500,000	6,113,030
Caregroup Inc.	5.375%	7/1/25	3,570,000	3,954,989
UMass Memorial Health Care Inc.	5.000%	7/1/20	2,500,000	2,750,850
UMass Memorial Medical Center Inc.	5.000%	7/1/19	1,500,000	1,655,025
Massachusetts State, GO, Consolidated Loan	0.490%	1/1/18	8,500,000	8,536,210	(b)

Total Massachusetts				28,643,479

Michigan - 7.8%
Detroit, MI, GO:
District State Aid	5.250%	11/1/24	5,000,000	5,498,500
District State Aid	5.000%	11/1/30	22,325,000	23,856,942
Detroit, MI, Water Supply System Revenue:
NATL	5.000%	7/1/26	1,000,000	991,990
Senior Lien	5.000%	7/1/21	4,215,000	4,264,568
Senior Lien	5.250%	7/1/22	4,195,000	4,273,572
Senior Lien	5.250%	7/1/23	12,120,000	12,261,319
Senior Lien	5.250%	7/1/24	4,140,000	4,173,700
Senior Lien	5.250%	7/1/25	4,085,000	4,101,585
Senior Lien	5.250%	7/1/26	10,635,000	10,672,010
Michigan Finance Authority, Trinity Health Corp.	5.000%	12/1/27	4,500,000	5,131,035
Michigan Finance Authority Revenue, Detroit School District	5.500%	6/1/21	15,000,000	16,839,750
Michigan State Building Authority Revenue, Facilities Program, AGM	5.000%	10/15/26	5,000,000	5,689,200
Michigan State Hospital Finance Authority Revenue:
McLaren Health Care Corp.	5.625%	5/15/28	23,690,000	25,735,868
Refunding, Hospital, Sparrow Obligated	5.000%	11/15/19	1,000,000	1,079,880
Michigan State Strategic Fund Ltd. Obligation Revenue, Detroit Edison	5.500%	8/1/16	5,000,000	5,456,050	(b)(c)
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.000%	9/1/29	2,000,000	2,574,840	(a)
Wayne County, MI, Airport Authority Revenue:
Detroit Metropolitan Airport	5.000%	12/1/16	7,865,000	8,610,602	(e)
Detroit Metropolitan Airport	5.000%	12/1/17	21,250,000	23,683,975	(e)
Detroit Metropolitan Airport	5.000%	12/1/18	17,000,000	19,211,870	(e)

Total Michigan				184,107,256

Minnesota - 0.7%
Minnesota Agricultural & Economic Development Board Revenue, Essentia Healthcare, AGM	5.000%	2/15/30	5,725,000	6,217,007
St. Cloud, MN, Health Care Revenue, Centracare Health System	5.000%	5/1/25	10,000,000	10,198,200

Total Minnesota				16,415,207

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - 0.9%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.750%	8/1/28	$9,080,000	$10,175,865
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project	5.250%	1/1/19	4,485,000	5,055,044
Missouri State Environmental Improvement & Energy Resource Authority, Water Pollution State Revolving Funds Programs	5.250%	1/1/16	1,500,000	1,506,120
Missouri State Health & EFA Revenue, St. Lukes Episcopal	5.000%	12/1/20	5,070,000	5,375,670

Total Missouri				22,112,699

Nevada - 0.8%
Humboldt County, NV, PCR, Idaho Power Co. Project	5.150%	12/1/24	13,000,000	14,445,600
Reno, NV, Hospital Revenue:
Renown Regional Medical Center Project	5.000%	6/1/15	1,000,000	1,042,170
Renown Regional Medical Center Project	5.000%	6/1/16	1,000,000	1,065,290
Renown Regional Medical Center Project	5.000%	6/1/17	2,190,000	2,378,099

Total Nevada				18,931,159

New Jersey - 5.4%
New Jersey EDA, Water Facilities Revenue:
New Jersey American Water Co.	5.100%	6/1/23	6,075,000	6,838,263	(e)
New Jersey American Water Co.	4.700%	12/1/25	8,000,000	8,508,960	(e)
New Jersey Health Care Facilities Financing Authority Revenue:
Atlanticare Regional Medical Center	5.000%	7/1/15	1,840,000	1,926,370
Atlanticare Regional Medical Center	5.000%	7/1/16	1,350,000	1,462,239
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	15,870,000	16,230,725	(e)
School Facilities Construction	1.660%	3/1/28	20,000,000	19,702,000	(b)
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.125%	12/1/23	3,000,000	3,836,970	(a)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	20,000,000	21,993,400
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	5.875%	6/1/21	280,000	280,000	(e)
New Jersey State Housing & Mortgage Finance Agency, Multi-Family Revenue	5.250%	5/1/23	5,565,000	5,859,778
New Jersey State Transportation Trust Fund Authority	5.250%	6/15/24	7,000,000	8,081,010
New Jersey State Turnpike Authority Revenue	0.540%	1/1/17	10,000,000	10,006,200	(b)
New Jersey State Turnpike Authority Revenue	0.680%	1/1/17	20,000,000	20,025,600	(b)(c)
Passaic Valley, NJ, Sewage Commissioners Sewer System, AMBAC	5.625%	12/1/17	3,095,000	3,107,101

Total New Jersey				127,858,616

New Mexico - 1.4%
Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC	5.250%	10/1/21	1,100,000	1,323,498
Farmington, NM, PCR, Arizona Public Service Co.	4.700%	9/1/24	27,000,000	28,918,620
New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, NATL	5.000%	6/15/20	1,490,000	1,615,383

Total New Mexico				31,857,501

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 5.8%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.000%	7/15/30	$33,640,000	$37,142,597
MTA, NY, Revenue	5.250%	11/15/22	6,000,000	7,003,860
MTA, NY, Revenue	5.250%	11/15/24	22,995,000	26,461,266
MTA, NY, Revenue	5.000%	11/15/25	5,000,000	5,716,750
Nassau County, NY, IDA, Continuing Care Retirement, Amsterdam at Harborside	5.875%	1/1/18	1,515,000	879,094	(i)
New York City, NY, Industrial Development Agency Revenue, Queens Baseball Stadium, Pilot, AMBAC	5.000%	1/1/19	1,500,000	1,595,385
New York State Dormitory Authority Revenue:
FHA, New York and Presbyterian Hospital, AGM	5.250%	8/15/24	5,325,000	5,356,843	(a)
Municipal Health Facility	5.000%	1/15/25	9,150,000	10,088,424
Non-State Supported Debt, North Shore Long Island Jewish Medical Center	5.000%	5/1/21	2,500,000	2,820,100
New York State Dormitory Authority Revenue, State Supported Debt:
Mental Health Services Facilities Improvement	5.000%	2/15/18	4,985,000	5,126,375
Mental Health Services Facilities Improvement	5.000%	2/15/18	15,000	15,451	(a)
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose	5.000%	2/15/25	10,000,000	12,001,900
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations	5.000%	5/1/19	7,000,000	8,136,730
New York State Thruway Authority, State Personal Income Tax Revenue, Transportation	5.000%	3/15/26	1,800,000	2,106,846
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	5.000%	12/1/20	4,000,000	4,377,840
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnical Institute	5.000%	9/1/30	3,000,000	3,282,090
Utility Debt Securitization Authority, NY, Revenue, Restructuring	5.000%	12/15/27	3,000,000	3,566,580

Total New York				135,678,131

North Carolina - 1.8%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare	5.000%	1/15/26	2,000,000	2,206,700
North Carolina Eastern Municipal Power Agency, Power Systems Revenue	5.000%	1/1/26	25,250,000	27,591,685
North Carolina Turnpike Authority, Triangle Expressway System Revenue:
Assured Guaranty	5.250%	1/1/25	7,000,000	7,864,220
Assured Guaranty	5.375%	1/1/26	4,590,000	5,183,120

Total North Carolina				42,845,725

Ohio - 3.0%
Jackson, OH, Local School District, Stark & Summit Counties, AGM	5.000%	12/1/18	1,240,000	1,286,822
Ohio State Air Quality Development Authority Revenue:
FirstEnergy Generation Corp.	5.625%	6/1/18	20,000,000	22,385,800
FirstEnergy Generation Corp.	5.700%	8/1/20	9,000,000	10,389,330
FirstEnergy Nuclear Generation Corp.	5.750%	6/1/16	7,500,000	8,083,425	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - 3.0% (continued)
Ohio State Department of Administrative Services, COP, Administrative Knowledge System, NATL	5.000%	9/1/16	$500,000	$516,015	(a)
Ohio State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	26,650,000	27,208,051	(b)(c)

Total Ohio				69,869,443

Oregon - 0.4%
Oregon State Department of Administrative Services, COP	5.000%	5/1/29	2,250,000	2,483,753
Oregon State Facilities Authority Revenue, Legacy Health System Project	5.250%	5/1/20	5,000,000	5,874,550

Total Oregon				8,358,303

Pennsylvania - 3.5%
Berks County, PA, Municipal Authority Revenue, Reading Hospital Medical Center	1.560%	7/1/22	7,500,000	7,664,175	(b)(c)
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.000%	6/1/25	11,000,000	11,784,410
Montgomery County, PA, IDA Revenue:
New Regional Medical Center Project, FHA	5.000%	8/1/24	5,755,000	6,516,387
New Regional Medical Center Project, FHA	5.750%	8/1/30	2,990,000	3,129,603
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply LLC	3.000%	9/1/15	20,000,000	20,395,000	(b)(c)
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Revenue:
Philadelphia Biosolids Facility	5.000%	1/1/15	1,560,000	1,580,280
Philadelphia Biosolids Facility	5.375%	1/1/17	2,385,000	2,522,519
Pennsylvania State Higher EFA Revenue, University of Pittsburgh Medical Center	5.000%	5/15/31	9,200,000	10,027,632
Pennsylvania State Turnpike Commission Revenue	5.250%	12/1/31	6,750,000	7,395,030
Pennsylvania State Turnpike Commission Revenue	1.040%	12/1/21	11,000,000	11,097,460	(b)
West View, PA, Municipal Authority	9.500%	11/15/14	290,000	299,880	(g)

Total Pennsylvania				82,412,376

Puerto Rico - 1.0%
Puerto Rico Commonwealth, GO	8.000%	7/1/35	450,000	396,423
Puerto Rico Commonwealth, GO:
Public Improvement	5.250%	7/1/23	21,315,000	16,472,445
Public Improvement	5.000%	7/1/41	2,240,000	1,554,807
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/22	4,000,000	3,999,840

Total Puerto Rico				22,423,515

Rhode Island - 0.1%
Providence, RI, Public Building Authority, General Revenue, NATL	5.375%	12/15/21	230,000	230,281
Woonsocket, RI, GO, FGIC	5.375%	10/1/20	2,000,000	2,000,380

Total Rhode Island				2,230,661

South Carolina - 0.1%
South Carolina Jobs, EDA, Hospital Revenue, Anmed Health	5.000%	2/1/22	2,355,000	2,582,469

Tennessee - 5.1%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/17	2,000,000	2,213,840

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - 5.1% (continued)
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/19	$2,960,000	$3,384,612	(e)
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/20	6,390,000	7,335,528	(e)
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/21	4,795,000	5,415,377	(e)
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/19	8,260,000	9,400,376
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/20	31,000,000	35,552,660
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	15,000,000	17,295,600
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/24	25,000,000	28,072,000
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	6,865,000	7,840,311
Tennessee Housing Development Agency	5.000%	7/1/23	2,425,000	2,544,455	(e)

Total Tennessee				119,054,759

Texas - 11.2%
Galveston, TX, Wharves & Terminal Revenue	5.000%	2/1/22	2,055,000	2,265,103
Galveston, TX, Wharves & Terminal Revenue	5.000%	2/1/26	2,000,000	2,132,480
Gulf Coast, TX, IDA Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	3,000,000	3,021,060	(e)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Memorial Hermann Healthcare System	0.660%	6/1/18	1,000,000	1,000,700	(b)
Memorial Hermann Healthcare System	0.760%	6/1/19	2,250,000	2,251,013	(b)
Memorial Hermann Healthcare System	0.810%	6/1/20	2,000,000	2,000,900	(b)
Memorial Hermann Healthcare System	0.890%	6/1/21	3,710,000	3,707,440	(b)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.375%	11/15/28	11,000,000	12,085,040
Harris County, TX, GO, Capital Appreciation, Refunding, Permanent Improvement, NATL	0.010%	10/1/17	1,000,000	972,860
Harris County, TX, Houston Sports Authority Revenue	5.250%	11/15/16	1,125,000	1,126,598
Harris County, TX, Houston Sports Authority Revenue, NATL	5.750%	11/15/19	3,000,000	3,004,380
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue, Deer Park Refining Project	4.700%	5/1/18	46,250,000	49,550,862
Harris County, TX, Revenue, Toll Road	0.650%	8/15/15	30,000,000	30,016,500	(b)(c)
Houston, TX, Airport Systems Revenue:
Senior Lien	5.000%	7/1/26	8,215,000	9,227,170
Senior Lien	5.125%	7/1/27	11,180,000	12,606,568
Houston, TX, Utility System Revenue:
Combined First Lien	5.000%	5/15/27	5,000,000	5,947,200
Combined First Lien	5.000%	5/15/28	5,000,000	5,895,200
Limestone County, TX, Public Facility Corp. Revenue, County Jail Project	5.000%	11/1/19	2,460,000	2,521,352
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/20	3,700,000	4,134,750	(e)
Southwest Airlines Co. Project	5.000%	11/1/21	8,780,000	9,810,772	(e)
Southwest Airlines Co. Project	5.000%	11/1/22	2,205,000	2,469,093	(e)
North Forest, TX, ISD, ACA	6.500%	8/15/17	1,230,000	1,442,876
North Texas Tollway Authority Revenue, NATL	5.125%	1/1/28	18,000,000	19,882,980
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.500%	8/1/21	2,000,000	2,333,300
Sabine River Authority, Texas PCR, Southwestern Electric Power Co., NATL	4.950%	3/1/18	13,000,000	14,041,040

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - 11.2% (continued)
Tarrant County, TX, Health Facilities Development Corp., Health System Revenue, Original Issue Discount, FGIC	5.000%	9/1/15	$625,000	$643,375	(g)
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	7,360,000	8,107,923
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,650,000	4,104,571
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	24,270,000	29,556,734
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/18	4,000,000	4,445,360
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/19	5,000,000	5,646,700
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/20	5,750,000	6,535,278

Total Texas				262,487,178

U.S. Virgin Islands - 0.4%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/25	3,560,000	3,956,121
Matching Fund Loan	6.625%	10/1/29	5,000,000	5,627,600

Total U.S. Virgin Islands				9,583,721

Utah - 0.0%
Provo, UT, Electric Revenue	10.125%	4/1/15	140,000	150,331	(g)
Provo, UT, Electric Revenue:
AMBAC	10.375%	9/15/15	5,000	5,332	(g)
NATL	10.125%	4/1/15	150,000	161,068	(g)

Total Utah				316,731

Vermont - 0.7%
Vermont State Student Assistance Corp., Education Loan Revenue, Vermont Student Assistance Corporation	1.727%	6/1/22	15,337,091	15,368,686	(b)(e)

Virginia - 1.1%
Pittsylvania County, VA, GO	5.600%	2/1/25	1,330,000	1,561,340
Virginia State Resources Authority Infrastructure Revenue, Senior, Pooled Financing Program	5.000%	11/1/19	1,175,000	1,335,482
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/24	1,760,000	1,942,706	(e)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/24	2,900,000	3,201,049	(e)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/25	3,875,000	4,229,291	(e)
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/26	3,290,000	3,557,641	(e)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/26	4,700,000	5,082,345	(e)
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.250%	7/1/19	4,195,000	4,518,686

Total Virginia				25,428,540

Washington - 0.9%
King County, WA, Public Hospital District, GO	5.250%	12/1/28	6,725,000	7,484,185
Port of Seattle, WA, Revenue	5.000%	9/1/24	2,300,000	2,592,790	(e)
Washington State Health Care Facilities Authority Revenue:
Central Washington Health Services Association	6.750%	7/1/29	7,080,000	8,018,596
Multicare Health System	5.750%	8/15/29	3,000,000	3,477,960

Total Washington				21,573,531

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
West Virginia - 0.9%
West Virginia Higher Education Policy Commission Revenue, Higher Education Facilities	5.000%	4/1/26	$6,440,000	$7,374,186
West Virginia State Hospital Finance Authority Revenue, AGM	5.375%	6/1/28	6,000,000	6,478,860
West Virginia State Hospital Finance Authority, Hospital Revenue, United Health Systems	5.250%	6/1/29	5,785,000	6,314,328

Total West Virginia				20,167,374

Wisconsin - 1.1%
Milwaukee County, WI, Airport Revenue	4.000%	12/1/21	1,700,000	1,842,613	(e)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/22	1,345,000	1,525,822	(e)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/23	1,000,000	1,131,180	(e)
Sheboygan, WI, PCR, Wisconsin Power Convention, FGIC	5.000%	9/1/15	4,000,000	4,193,720
Wisconsin State General Fund Annual Appropriation Revenue	5.375%	5/1/25	10,000,000	11,655,800
Wisconsin State HEFA Revenue, Children’s Hospital	5.500%	8/15/29	5,950,000	6,710,112

Total Wisconsin				27,059,247

Wyoming - 0.6%
Sweetwater County, WY, PCR, Idaho Power Co. Project	5.250%	7/15/26	14,000,000	15,196,300

TOTAL MUNICIPAL BONDS (Cost - $2,055,379,322)				2,228,858,578

			SHARES
STATUTORY TRUST CERTIFICATES - 0.0%
CMS Liquidating Trust (Cost - $989,420)			200	690,400

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,056,368,742)				2,229,548,978

			FACE AMOUNT
SHORT-TERM INVESTMENTS - 3.9%
California - 0.1%
California Statewide CDA Revenue, Kaiser Permanente	0.030%	4/1/46	$1,400,000	1,400,000	(j)(k)
California Statewide CDA, MFH Revenue, Phoenix Terrace Apartments, FNMA, LIQ-FNMA	0.070%	3/15/32	750,000	750,000	(e)(j)(k)
Los Angeles, CA, Department of Water & Power Revenue, Royal Bank of Canada	0.020%	7/1/35	200,000	200,000	(j)(k)

Total California				2,350,000

Florida - 0.0%
Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Revenue, LOC-Wells Fargo Bank N.A.	0.050%	10/1/48	300,000	300,000	(j)(k)

Georgia - 0.1%
Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, LOC-Wells Fargo Bank N.A.	0.100%	12/1/27	2,550,000	2,550,000	(j)(k)

Illinois - 0.3%
Illinois Development Finance Authority Revenue, Evanston Northwestern, SPA-JPMorgan Chase	0.010%	5/1/31	800,000	800,000	(j)(k)
Illinois State Health Facilities Authority Revenue, Evanston Hospital Corp., SPA-Wells Fargo Bank N.A.	0.040%	6/1/35	6,837,000	6,837,000	(j)(k)

Total Illinois				7,637,000

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 0.1%
Massachusetts State DFA Revenue, Partners Healthcare Systems Inc., SPA-Wells Fargo Bank N.A.	0.040%	7/1/46	$100,000	$100,000	(j)(k)
Massachusetts State HEFA Revenue, Partners Healthcare Systems, SPA-JPMorgan Chase	0.040%	7/1/27	3,000,000	3,000,000	(j)(k)

Total Massachusetts				3,100,000

Missouri - 0.2%
Missouri State HEFA Revenue, St. Louis University, SPA-U.S. Bank NA	0.100%	10/1/24	4,200,000	4,200,000	(j)(k)
Missouri State HEFA, Educational Facilities Revenue, St. Louis University, LOC-Bank of America N.A.	0.010%	10/1/35	300,000	300,000	(j)(k)

Total Missouri				4,500,000

New Hampshire - 0.2%
New Hampshire State Business Finance Authority, Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.190%	11/1/20	3,700,000	3,700,000	(e)(j)(k)
New Hampshire State Business Finance Authority Revenue, The Taylor Home, LOC-TD Bank N.A.	0.050%	5/1/35	1,000,000	1,000,000	(j)(k)

Total New Hampshire				4,700,000

New York - 1.5%
New York City, NY, GO:
LIQ-Dexia Credit Local	0.230%	4/1/35	2,800,000	2,800,000	(j)(k)
SPA-Dexia Credit Local	0.220%	8/1/28	4,900,000	4,900,000	(j)(k)
SPA-JPMorgan Chase	0.040%	8/1/38	2,400,000	2,400,000	(j)(k)
New York City, NY, HDC, MFH Revenue, LIQ-JPMorgan Chase	0.040%	5/1/18	2,900,000	2,900,000	(j)(k)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.260%	6/15/32	5,600,000	5,600,000	(j)(k)
SPA-Dexia Credit Local	0.220%	6/15/32	700,000	700,000	(j)(k)
New York City, NY, TFA Revenue, Future Tax Secured, SPA-Citibank N.A.	0.050%	8/1/31	6,200,000	6,200,000	(j)(k)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.220%	8/1/22	3,100,000	3,100,000	(j)(k)
Future Tax Secured, SPA-Dexia Credit Local	0.220%	8/1/23	1,400,000	1,400,000	(j)(k)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.220%	11/1/22	3,300,000	3,300,000	(j)(k)
Triborough Bridge & Tunnel Authority, NY, Revenues	0.040%	11/1/35	2,000,000	2,000,000	(j)(k)

Total New York				35,300,000

North Carolina - 0.7%
Charlotte, NC, COP, 2003 Governmental Facilities Project	0.040%	6/1/33	3,600,000	3,600,000	(j)(k)
Charlotte, NC, Water & Sewer System Revenue, SPA-Wells Fargo Bank N.A.	0.040%	7/1/27	3,200,000	3,200,000	(j)(k)
Raleigh, NC, Combined Enterprise System Revenue:
SPA-Wells Fargo Bank N.A.	0.040%	3/1/35	6,135,000	6,135,000	(j)(k)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - 0.7% (continued)
SPA-Wells Fargo Bank N.A.	0.040%	3/1/35	$3,000,000	$3,000,000	(j)(k)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.040%	2/1/34	300,000	300,000	(j)(k)

Total North Carolina				16,235,000

Oregon - 0.0%
Oregon State, GO, Veterans Welfare, SPA-U.S. Bank N.A.	0.040%	6/1/41	600,000	600,000	(j)(k)

Pennsylvania - 0.1%
Mercer County, PA, GO	0.100%	10/1/31	2,200,000	2,200,000	(j)(k)

Texas - 0.2%
Rockwall, TX, ISD, GO, School Building, PSFG, SPA-Dexia Credit Local	0.050%	8/1/37	3,900,000	3,900,000	(j)(k)

Vermont - 0.4%
Vermont State Housing Finance Agency Revenue:
AGM	0.100%	5/1/37	2,900,000	2,900,000	(e)(j)(k)
Multiple Purpose, SPA-Bank of New York Mellon	0.100%	11/1/37	5,400,000	5,400,000	(e)(j)(k)

Total Vermont				8,300,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $91,672,000)				91,672,000

TOTAL INVESTMENTS - 98.8% (Cost - $2,148,040,742#)				2,321,220,978
Other Assets in Excess of Liabilities - 1.2%				28,149,788

TOTAL NET ASSETS - 100.0%				$2,349,370,766

(a)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Maturity date shown represents the mandatory tender date.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(g)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(h)	The maturity principal is currently in default as of June 30, 2014.

(i)	Illiquid security.

(j)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FNMA	— Federal National Mortgage Association
GO	— General Obligation
HDC	— Housing Development Corporation

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation
PSFG	— Permanent School Fund Guaranty
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	1.3%
AA/Aa	32.6
A	43.8
BBB/Baa	10.8
BB/Ba	4.3
B/B	2.4
A-1/VMIG 1	4.0
NR	0.8

100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Municipal bonds	—	$2,228,858,578	—	$2,228,858,578
Statutory trust certificates	—	690,400	—	690,400

Total long-term investments	—	$2,229,548,978	—	$2,229,548,978

Short-term investments†	—	91,672,000	—	91,672,000

Total investments	—	$2,321,220,978	—	$2,321,220,978

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$984,732	—	—	$984,732

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$184,670,141
Gross unrealized depreciation	(11,489,905)

Net unrealized appreciation	$173,180,236

Notes to Schedule of Investments (unaudited) (continued)

At June 30, 2014, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	831	9/14	$113,018,081	$114,002,813	$(984,732)

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at June 30, 2014.

Futures Contracts
Primary Underlying Risk	Unrealized Depreciation
Interest Rate Risk	$(984,732)

During the period ended June 30, 2014, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$102,527,266

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	August 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	August 20, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 20, 2014